Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
SP Funds Dow Jones Global Sukuk ETF
Shareholder Report [Line Items]
Fund Name	SP Funds Dow Jones Global Sukuk ETF
Class Name	SP Funds Dow Jones Global Sukuk ETF
Trading Symbol	SPSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spsk/. You can also request this information by contacting us at (425) 409-9500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spsk/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.87% for the ﬁscal year ended November 30, 2024, as compared to 4.64% for the Bloomberg Global Aggregate Bond Index. The Fund invests in U.S. dollar-denominated and U.S.-listed Sukuk issues which are Sharia-compliant as included in the Dow Jones Sukuk Total Return Index (ex-Reinvestment) (the “Index”). The markets were signiﬁcantly inﬂuenced by the combination of persistent inﬂation, credit spread widening, and emerging market spread widening alongside falling interest rates throughout 2024.

What Factors Influenced Performance?

The Fund's strong exposure to the A- and above-rated Sukuks positively impacted the Fund's performance during the year. Although being underweight in higher duration bonds, negatively impacted the Fund's performance during the same time period.

Top Contributors:

• KSA Sukuk 4.511% 22-May 2033

• KSA Sukuk 4.274%, 22-May 2029

• KSA Sukuk 5.628%, 25-Oct 2028

Top Detractors:

• Perusahaan Penerbit SBSN Indonesia III 4.55% 29-MAR-2026

• STC Sukuk Company Limited 3.89% 13-MAY-2029

• STC Sukuk Company Limited 3.89% 13-MAY-2029

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2024	1 Year	Since Inception (12/27/2019)
SP Funds Dow Jones Global Sukuk ETF	5.87%	0.30%
Dow Jones Sukuk Total Return Index (ex-Reinvestment)	6.71%	2.00%
Bloomberg Global Aggregate Bond Index	4.64%	-1.52%

Performance Inception Date	Dec. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com/spsk/ for more recent performance information.
Net Assets	$ 264,296,000
Holdings Count | Holdings	127
Advisory Fees Paid, Amount	$ 1,129,963
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$264,296
Number of Holdings	127
Total Advisory Fee Paid	$1,129,963
Annual Portfolio Turnover	15%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
KSA Sukuk Ltd.	17.6
Perusahaan Penerbit SBSN Indonesia III	13.7
Isdb Trust Services NO 2 SARL	9.7
Suci Second Investment Co.	5.3
Sharjah Sukuk Program Ltd.	5.1
DIB Sukuk Ltd.	4.3
SA Global Sukuk Ltd.	4.3
Saudi Electricity Sukuk Programme Co.	3.6
D.P. World Crescent Ltd.	3.0
Fab Sukuk Co. Ltd.	1.9

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented. Effective December 1, 2023, the Fund reduced its management fee from 0.59% to 0.55%. Effective December 16, 2024, the Fund further reduced its management fee from 0.55% to 0.50%.

Material Fund Change Expenses [Text Block]	Effective December 1, 2023, the Fund reduced its management fee from 0.59% to 0.55%. Effective December 16, 2024, the Fund further reduced its management fee from 0.55% to 0.50%.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P 500 Sharia Industry Exclusions ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Class Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Trading Symbol	SPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spus/. You can also request this information by contacting us at (425) 409-9500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spus/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 31.77% for the ﬁscal year ended November 30, 2024, as compared to 33.89% for the S&P 500® Total Return Index (the “S&P 500®”). The Fund invests in U.S.-listed companies which are Sharia-compliant as included in the S&P 500 Sharia Industry Exclusions Index (the “Index”). The markets were signiﬁcantly inﬂuenced by the combination of persistent inﬂation alongside falling interest rates throughout 2024.

What Factors Influenced Performance?

Active positioning and greater exposure to the Technology, Communication Services, and Consumer Discretionary sectors added to the performance of the Fund during the fiscal year, while being underweight in the Financial sector negatively impacted the Fund. The Fund was also underweight in Real Estate, Utilities and Energy which had a positive contribution to the Fund.

Top Contributors:

• NVIDIA Corp

• Broadcom

• Meta

• Amazon

Top Detractors:

• Adobe

• Johnson and Johnson

• UPS

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2024	1 Year	Since Inception (12/17/2019)
SP Funds S&P 500 Sharia Industry Exclusions ETF	31.77%	17.92%
S&P 500 Shariah Industry Exclusions Index	32.48%	17.68%
S&P 500® Total Return Index	33.89%	15.51%

Performance Inception Date	Dec. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com/spus/ for more recent performance information.
Net Assets	$ 927,704,000
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 2,668,431
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$927,704
Number of Holdings	226
Total Advisory Fee Paid	$2,668,431
Annual Portfolio Turnover	18%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Apple, Inc.	11.3
NVIDIA Corp.	10.7
Microsoft Corp.	9.9
Amazon.com, Inc.	6.1
Meta Platforms, Inc. - Class A	3.9
Alphabet, Inc. - Class A	3.1
Tesla, Inc.	3.0
Alphabet, Inc. - Class C	2.6
Broadcom, Inc.	2.4
Eli Lilly & Co.	2.0

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented. Effective December 1, 2023, the Fund reduced its management fee from 0.49% to 0.45%.

Material Fund Change Expenses [Text Block]	Effective December 1, 2023, the Fund reduced its management fee from 0.49% to 0.45%.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SP Funds S&P Global REIT Sharia ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global REIT Sharia ETF
Class Name	SP Funds S&P Global REIT Sharia ETF
Trading Symbol	SPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spre/. You can also request this information by contacting us at (425) 409-9500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spre/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 20.65% for the ﬁscal year ended November 30, 2024, as compared to 21.26% for the S&P Global All Equity REIT Shariah Capped Index (the “Index”), and 33.89% for the S&P 500® Total Return Index. The Fund invests in global Real Estate Investment Trust (“REIT”) issues which are Sharia-compliant as included in the Index. REITs ended the year up 3.38% after falling 8.2% in the fourth quarter of 2024. Two key factors were responsible for that decline: uncertainty around interest rates and the strong negative correlation between the 10-year U.S. Treasury and the FTSE Nareit All Equity REIT Index. Since the end of the third quarter of 2024, the 10-year Treasury yield has moved materially higher and REIT total returns retreated.

What Factors Influenced Performance?

The Fund's strong exposure to the Data Center REITs and Health Care REITs which were the best performing property sectors, contributed positively to the Fund's performance in fiscal year 2024. Being underweight to both Specialty REITs and Office REITs contributed negatively to the Fund's performance for the fiscal year 2024.

Top Contributors:

• Goodman Group

• AvalonBay Communities Inc

• Equinix Inc

Top Detractors:

• Prologis Inc

• Rexford Industrial Realty Inc

• Weyerhaeuser Co

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2024	1 Year	Since Inception (12/29/2020)
SP Funds S&P Global REIT Sharia ETF	20.65%	5.82%
S&P Global All Equity REIT Shariah Capped Index	21.26%	6.51%
S&P 500® Total Return Index	33.89%	14.81%

Performance Inception Date	Dec. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sp-funds.com/spre/ for more recent performance information.
Net Assets	$ 158,729,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 636,885
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)

Fund Size (Thousands)	$158,729
Number of Holdings	35
Total Advisory Fee Paid	$636,885
Annual Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of November 30, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Equinix, Inc.	12.9
Goodman Group	12.2
Prologis, Inc.	12.0
AvalonBay Communities, Inc.	10.9
Weyerhaeuser Co.	4.9
Camden Property Trust	4.9
Mid-America Apartment Communities, Inc.	4.9
Equity Residential	4.9
Equity LifeStyle Properties, Inc.	4.7
CubeSmart	4.7

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, as supplemented. Effective December 1, 2023, the Fund reduced its management fee from 0.59% to 0.55%. Effective December 16, 2024, the Fund further reduced its management fee from 0.55% to 0.50%.

Material Fund Change Expenses [Text Block]	Effective December 1, 2023, the Fund reduced its management fee from 0.59% to 0.55%. Effective December 16, 2024, the Fund further reduced its management fee from 0.55% to 0.50%.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.